Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Schedule Of Defined Benefit Plans Disclosures [Line Items]
2018	$ 188
2019	184
2020	407
2021	181
2022	182
2023 and thereafter	$ 2,057